Acquisition - Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed as of the Date of Acquisition (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other current assets	¥ 2,607
Total assets	78,082
Deferred revenue	(9,952)
Goodwill	136,250	$ 18,666	¥ 0
Total consideration	204,380
Trade Names [Member]
Intangible assets	¥ 63,504
Estimated useful lives	10 years	10 years
Active User [Member]
Intangible assets	¥ 7,299
Estimated useful lives	3 years	3 years
Patented Technology [Member]
Intangible assets	¥ 4,672
Estimated useful lives	5 years	5 years